Net fee and commission income - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
NET FEE AND COMMISSION INCOME (Details) - Narrative [Line Items]
Receivables from contracts with customers	£ 163	£ 173
Transaction price allocated to remaining performance obligations	172	149
Current contract liabilities	32	8
Revenue from performance obligations satisfied or partially satisfied in previous periods	2	1
Services provided after balance sheet date
NET FEE AND COMMISSION INCOME (Details) - Narrative [Line Items]
Receivables from contracts with customers	£ 69	£ 74